Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair Value Measurements
The fair value measurement framework specifies a hierarchy of valuation inputs which was established to increase consistency, clarity and comparability in fair value measurements and related disclosures. The fair value hierarchy is based upon three levels of inputs that may be used to measure fair value, two of which are considered observable and one that is considered unobservable. The following describes the three levels:

•	Level 1 – Valuation is based upon quoted prices in active markets for identical assets or liabilities.

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Level 2 – Valuation is based upon inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – Inputs that are unobservable and significant to the overall fair value measurement of the assets or liabilities. These types of inputs include the Company's own assumptions.
Recurring Fair Value Measurements
The Company did not have any assets or liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2017 and December 31, 2016.

Nonrecurring Fair Value Measurements
Fair value measurement of an asset on a nonrecurring basis occurs when events or changes in circumstances related to an asset indicate that the carrying amount of the asset is no longer recoverable. The following table sets forth the Company’s assets that were accounted for at fair value on a nonrecurring basis as of December 31, 2017 and 2016 (in thousands):

		Fair Value Hierarchy Level
Description	Fair Value	Level 1	Level 2	Level 3
December 31, 2017
Retail	21,598			21,598
Industrial	750			750
Office	5,964			5,964
Long-lived assets held and used	$28,312	$—	$—	$28,312
Long-lived assets held for sale	42,142	—	—	42,142

December 31, 2016
Retail	33,766	—	—	33,766
Industrial	2,394	—	—	2,394
Office	8,538	—	—	8,538
Long-lived assets held and used	$44,698	$—	$—	$44,698
Lease intangible assets	6,384	—	—	6,384
Other assets	27	—	—	27
Long-lived assets held for sale	24,493	—	—	24,493

Real estate assets and their related intangible assets are evaluated for impairment based on certain indicators including, but not limited to: the asset being held for sale, vacant, non-operating or the lease on the asset expiring in twelve months or less. The fair values of impaired real estate and intangible assets were determined by using the following information, depending on availability, in order of preference: signed purchase and sale agreements or letters of intent; recently quoted bid or ask prices, or market prices for comparable properties; estimates of cash flow, which consider, among other things, contractual and forecasted rental revenues, leasing assumptions, and expenses based upon market conditions; and expectations for the use of the real estate. Based on these inputs, the Company determined that its valuation of the impaired real estate and intangible assets falls within Level 3 of the fair value hierarchy.
For the years ended December 31, 2017 and 2016, we determined that 18 and 33 long-lived assets held and used, respectively, were impaired.
For 17 of the held and used properties impaired during the year ended December 31, 2017 and 16 of the held and used properties impaired during the year ended December 31, 2016, the Company estimated property fair value using price per square foot of comparable properties. The following table provides information about the price per square foot of comparable properties inputs used:

	December 31, 2017			December 31, 2016
Description	Range	Weighted Average	Square Footage	Range	Weighted Average	Square Footage
Long-lived assets held and used by asset type
Retail	$13.66 - $305.05	$55.68	364,940	$17.17 - $502.23	$58.78	290,770
Industrial	$3.30 - $8.56	$5.35	370,824	$26.43	$26.43	104,864
Office	$24.82 - $244.86	$40.14	161,346	$35.00	$35.00	135,675
For the remaining one held and used property impaired during the year ended December 31, 2017 and 17 held and used properties impaired during the year ended December 31, 2016, the Company estimated property fair value using price per square foot of the listing price or a broker opinion of value. The following table provides information about the price per square foot of listing price and broker opinion of value inputs used:

	December 31, 2017			December 31, 2016
Description	Range	Weighted Average	Square Footage	Range	Weighted Average	Square Footage
Long-lived assets held and used by asset type
Retail	$88.89 - $88.89	$88.89	22,500	$15.40 - $170.02	$40.80	516,916
Industrial	—	—	—	$9.09	$9.09	149,627
Office	—	—	—	$56.81	$56.81	34,992
For the years ended December 31, 2017 and 2016, we determined that 8 and 9 long-lived assets held for sale, respectively, were impaired. The Company estimated property fair value of held for sale properties using price per square foot from the signed purchase and sale agreements. The following table provides information about the price per square foot from signed purchase and sale agreements used:

	December 31, 2017			December 31, 2016
Description	Range	Weighted Average	Square Footage	Range	Weighted Average	Square Footage
Long-lived assets held for sale by asset type
Retail	$55.30 - $346.23	$230.52	150,376	$19.66 - $393.02	$95.11	265,610
Industrial	$24.02 - $54.21	$37.09	223,747	—	—	—

Estimated Fair Value of Financial Instruments
Financial assets and liabilities for which the carrying values approximate their fair values include cash and cash equivalents, restricted cash and escrow deposits, and accounts receivable and payable. Generally, these assets and liabilities are short-term in duration and are recorded at cost, which approximates fair value, on the accompanying consolidated balance sheets.
In addition to the disclosures for assets and liabilities required to be measured at fair value at the balance sheet date, companies are required to disclose the estimated fair values of all financial instruments, even if they are not carried at their fair values. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2017 and 2016. These estimates require management’s judgment and may not be indicative of the future fair values of the assets and liabilities.
The estimated fair values of the loans receivable, Revolving Credit Facility, Term Loan, Senior Unsecured Notes, Convertible Notes and the fixed-rate mortgages and notes payable have been derived based on market quotes for comparable instruments or discounted cash flow analyses using estimates of the amount and timing of future cash flows, market rates and credit spreads. The loans receivable, Revolving Credit Facility, Term Loan, Senior Unsecured Notes, Convertible Notes and the mortgages and notes payable were measured using a market approach from nationally recognized financial institutions with market observable inputs such as interest rates and credit analytics. These measurements are classified as Level 2 of the fair value hierarchy. The following table discloses fair value information for these financial instruments (in thousands):

	December 31, 2017		December 31, 2016
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Loans receivable, net	$79,967	$82,886	$66,578	$71,895
Revolving Credit Facility, net	112,000	111,997	86,000	87,718
Term Loan, net (2)	—	—	418,471	428,441
Senior Unsecured Notes (1)	295,321	299,049	295,112	283,473
Convertible Notes, net (1)	715,881	761,440	702,642	784,175
Mortgages and notes payable, net (1)	2,516,478	2,657,599	2,162,403	2,282,142

(1) The carrying value of the debt instruments are net of unamortized deferred financing costs and certain debt discounts/premiums.
(2) The carrying value of the debt instrument as of December 31, 2016 is net of unamortized deferred financing costs.